Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Cash Flows (Details) - CAD ($)	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Operating activities
Net income	$ 68,900,000	$ 94,600,000	$ 70,300,000
Items not affecting cash:
Income tax recovery	24,600,000	23,100,000	15,800,000
Share-based compensation	15,000,000.0	14,000,000.0	11,300,000
Total items not affecting cash	260,800,000	291,900,000	211,900,000
Changes in non-cash operating items	(75,400,000)	(82,800,000)	104,500,000
Net cash from operating activities	116,300,000	151,600,000	288,600,000
Investing activities
Net cash used in investing activities	(45,300,000)	(37,200,000)	(26,900,000)
Financing activities
Subordinate voting shares purchased and cancelled under NCIB	(26,700,000)	(253,200,000)	0
Exercise of stock options	0	7,100,000	4,000,000.0
Net cash (used in) from financing activities	(80,700,000)	(298,200,000)	197,000,000.0
(Decrease) increase in cash	(1,200,000)	(190,200,000)	446,200,000
Cash, beginning of period	287,700,000	477,900,000	31,700,000
Cash, end of period	286,500,000	287,700,000	477,900,000
Parent company
Operating activities
Net income	92,000,000.0	82,600,000	65,000,000.0
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(97,500,000)	(88,600,000)	(74,700,000)
Net interest expense	500,000	1,900,000	0
Income tax recovery	(1,600,000)	(2,000,000.0)	(4,700,000)
Share-based compensation	15,000,000.0	14,000,000.0	11,300,000
Total items not affecting cash	8,400,000	7,900,000	(3,100,000)
Changes in non-cash operating items	(493,500,000)	(20,200,000)	2,800,000
Intercompany accounts payable	240,000,000.0	242,500,000	0
Net cash from operating activities	(245,100,000)	230,200,000	(300,000)
Investing activities
Dividend received	198,400,000	0	0
Investment in shares of subsidiary	(80,000,000.0)	0	0
Net cash used in investing activities	278,400,000	0	0
Financing activities
Subordinate voting shares purchased and cancelled under NCIB	(26,700,000)	(241,300,000)	0
Exercise of stock options	0	7,100,000	4,000,000.0
Net cash (used in) from financing activities	(26,700,000)	(234,200,000)	4,000,000.0
(Decrease) increase in cash	6,600,000	(4,000,000.0)	3,700,000
Cash, beginning of period	300,000	4,300,000	600,000
Cash, end of period	$ 6,900,000	$ 300,000	$ 4,300,000